Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	1.03%	2.25%	(4.09%)	(0.66%)	(9.22%)	10.49%	(3.16%)	5.05%	6.00%	(3.40%)
Quantified Market Leaders Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	11.05%	15.02%	(23.59%)	13.29%	37.94%	26.08%	(13.46%)	16.83%	18.00%	(6.35%)
Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	4.46%	2.40%	(8.12%)	11.76%	1.01%	9.87%	(8.89%)	15.54%	(0.63%)	(4.62%)
Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	29.94%	61.85%	(46.15%)	28.99%	77.44%	16.42%	(6.93%)	68.92%	(14.57%)
Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	(1.04%)	(6.54%)	(22.98%)	(2.99%)	10.36%
Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	14.71%	1.01%	(24.02%)	14.50%	(1.84%)
Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	9.86%	14.74%	(12.23%)	32.16%	14.67%
Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	18.76%	13.85%	(18.49%)	33.87%	(0.34%)
Quantified Tactical Sectors Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	14.06%	13.74%	(31.87%)
Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	1.32%	(11.32%)	(21.50%)
Quantified Rising Dividend Tactical Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	15.39%	13.12%	(31.87%)
Quantified Global Fund Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	8.24%